Segment Information (Reconciliation to Income from operations) (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended													12 Months Ended
		Dec. 31, 2015 [1]	Dec. 31, 2016	[2]	Sep. 30, 2016	[2]	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015	[2]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment portion attributable to Predecessor																$ 199		$ 176	$ 61
(Loss) income from equity method investments		$ 3														(74)	[1]	3	0
Other income - related parties																86		58	40
Depreciation and amortization																(591)		(129)	(75)
Impairment expense							$ (1)		$ (129)							(130)		0	0
General and administrative expenses																(227)		(125)	(81)
Income from operations			$ 247		$ 258		$ 128	[2],[3]	$ 50	[2],[4]	$ 98		$ 91	$ 99	$ 93	683		381	245
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment operating income attributable to MPLX LP																1,585		398	213
Segment Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment portion attributable to unconsolidated affiliates																173		8	(85)
Segment portion attributable to Predecessor																289		236	103
(Loss) income from equity method investments																(74)		3	0
Other income - related parties																40		2	0
Unrealized derivative (losses) gains(1)	[5]															(36)		4	0
G&P [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment operating income attributable to MPLX LP																1,132		76
L&S [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment operating income attributable to MPLX LP																$ 453		$ 322	$ 213

[1]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.
[2]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[3]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[4]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[5]	(1) The Partnership makes a distinction between realized or unrealized gains and losses on derivatives. During the period when a derivative contract is outstanding, we record changes in the fair value of the derivative as an unrealized gain or loss. When a derivative contract matures or is settled, we reverse the previously recorded unrealized gain or loss and record the realized gain or loss of the contract.